Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of securities sold under repurchase agreements
a)	Securities sold under repurchase agreements
The table below shows the breakdown of funds:

		12/31/2019			12/31/2018
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Assets pledged as collateral		67,065	2,696	69,761	71,231	6,420	77,651
Government securities	3.88% to 93.50% of CDI	46,271	—	46,271	46,676	4	46,680
Corporate debt securities	25% of CDI to 89% of CDI	17,665	—	17,665	9,051	—	9,051
Own issue	82.50% of CDI to 16.93%	2,831	2,427	5,258	15,156	6,261	21,417
Foreign	0.16% to 34.90%	298	269	567	348	155	503
Assets received as collateral	3.80% to 4.40%	140,004	—	140,004	172,953	—	172,953
Right to sell or repledge the collateral	1.08% to IPCA + 6%	16,807	30,011	46,818	27,337	52,296	79,633

Total		223,876	32,707	256,583	271,521	58,716	330,237

Summary of Interbank market debt
b)	Interbank market fund s

		12/31/2019			12/31/2018
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Financial credit bills	4.94% to 17.68%	20,829	44,604	65,433	9,139	28,789	37,928
Real state credit bills	IPCA to 12.22%	6,194	1,441	7,635	6,465	3,081	9,546
Agribusiness credit bills	4.56 to 15%	14,543	6,661	21,204	9,586	8,427	18,013
Guaranteed real state notes	96% of CDI to 99.5% of CDI	—	4,320	4,320	—	1,227	1,227
Import and export financing	0% to 9.60%	60,530	4,092	64,622	42,685	7,365	50,050
On-lending-domestic	0% to 19.79%	7,921	3,727	11,648	5,301	12,605	17,906

Total		110,017	64,845	174,862	73,176	61,494	134,670

Summary of Institucional market debt
c)	Institucional market funds

		12/31/2019			12/31/2018
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt (1)	LIBOR to IPCA + 4.63%	4,098	55,364	59,462	343	48,970	49,313
Obligations on securities abroad	(2.05)% to 30.13%	9,162	34,510	43,672	6,232	35,631	41,863
Raisings through Structured Operations Certificates (2)	2.62% to 11.12%	575	535	1,110	1,949	849	2,798

Total		13,835	90,409	104,244	8,524	85,450	93,974

(1)	At 12/31/2019, the amount of R$ 36,627 (R$ 35,205 at 12/31/2018) is included in the Reference Equity, under the proportion defined by CMN Resolution No. 4,192, on March 01, 2013.
(2)	At 12/31/2019, the market value of raisings through Structured Operations Certificates issued is R$ 1,204 (R$ 2,902 at 12/31/2018).